Short-Term Debt (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Nov. 30, 2018
Short-term Debt [Line Items]
Short-term debt (note 5)	$ 20,000	$ 50,000
Short-term Debt, Weighted Average Interest Rate, at Point in Time	3.60%	5.00%
Short-term Debt [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 80,000	$ 40,000
Debt Instrument, Term	6 months
Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Debt Covenant, Required Capital Invested	$ 20,000
Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.40%
Debt Covenant, Required Capital Invested	$ 30,000
London Interbank Offered Rate (LIBOR) [Member]
Short-term Debt [Line Items]
Short-term Debt, Percentage Bearing Variable Interest Rate	3.50%